Offerings - Offering: 1	Sep. 17, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value ("Common Shares")
Amount Registered | shares	18,761,062
Proposed Maximum Offering Price per Unit	3.4650
Maximum Aggregate Offering Price	$ 65,007,079.80
Fee Rate	0.01531%
Amount of Registration Fee	$ 9,952.58
Offering Note	Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of the registrant’s securities that become issuable by reason of any share splits, share dividends or similar transactions.

Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the Common Shares on The Nasdaq Stock Market LLC on September 16, 2025.